Condensed consolidating information on certain US subsidiaries (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Disclosure of Condensed Income Statement
Income statement continued

First half 2017	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	1,614	—	112,355	(1,595)	112,374
Earnings from joint ventures - after interest and tax	—	—	365	—	365
Earnings from associates - after interest and tax	—	—	522	—	522
Equity-accounted income of subsidiaries - after interest and tax	—	2,055	—	(2,055)	—
Interest and other income	1	134	613	(499)	249
Gains on sale of businesses and fixed assets	—	—	242	—	242
Total revenues and other income	1,615	2,189	114,097	(4,149)	113,752
Purchases	516	—	84,609	(1,595)	83,530
Production and manufacturing expenses	580	—	10,436	—	11,016
Production and similar taxes	46	—	769	—	815
Depreciation, depletion and amortization	415	—	7,220	—	7,635
Impairment and losses on sale of businesses and fixed assets	—	—	504	—	504
Exploration expense	—	—	1,262	—	1,262
Distribution and administration expenses	11	254	4,678	(50)	4,893
Profit (loss) before interest and taxation	47	1,935	4,619	(2,504)	4,097
Finance costs	3	371	1,022	(449)	947
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(7)	114	—	107
Profit (loss) before taxation	44	1,571	3,483	(2,055)	3,043
Taxation	(13)	(22)	1,430	—	1,395
Profit (loss) for the year	57	1,593	2,053	(2,055)	1,648
Attributable to
BP shareholders	57	1,593	1,998	(2,055)	1,593
Non-controlling interests	—	—	55	—	55
	57	1,593	2,053	(2,055)	1,648
Income statement

First half 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Sales and other operating revenues	2,199	—	143,552	(2,140)	143,611
Earnings from joint ventures - after interest and tax	—	—	513	—	513
Earnings from associates - after interest and tax	—	—	1,441	—	1,441
Equity-accounted income of subsidiaries - after interest and tax	—	6,028	—	(6,028)	—
Interest and other income	18	112	893	(699)	324
Gains on sale of businesses and fixed assets	—	—	161	—	161
Total revenues and other income	2,217	6,140	146,560	(8,867)	146,050
Purchases	705	—	111,371	(2,140)	109,936
Production and manufacturing expenses	481	—	10,472	—	10,953
Production and similar taxes	144	—	755	—	899
Depreciation, depletion and amortization	262	—	7,480	—	7,742
Impairment and losses on sale of businesses and fixed assets	—	—	68	—	68
Exploration expense	—	—	678	—	678
Distribution and administration expenses	10	344	5,402	(33)	5,723
Profit (loss) before interest and taxation	615	5,796	10,334	(6,694)	10,051
Finance costs	3	577	1,174	(666)	1,088
Net finance (income) expense relating to pensions and other post-retirement benefits	—	(49)	111	—	62
Profit (loss) before taxation	612	5,268	9,049	(6,028)	8,901
Taxation	83	—	3,414	—	3,497
Profit (loss) for the year	529	5,268	5,635	(6,028)	5,404
Attributable to
BP shareholders	529	5,268	5,499	(6,028)	5,268
Non-controlling interests	—	—	136	—	136
	529	5,268	5,635	(6,028)	5,404

Disclosure of Condensed Statement of Comprehensive Income
Statement of comprehensive income

First half 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	529	5,268	5,635	(6,028)	5,404
Other comprehensive income	—	1,686	(2,137)	—	(451)
Equity-accounted other comprehensive income of subsidiaries	—	(2,106)	—	2,106	—
Total comprehensive income	529	4,848	3,498	(3,922)	4,953
Attributable to
BP shareholders	529	4,848	3,393	(3,922)	4,848
Non-controlling interests	—	—	105	—	105
	529	4,848	3,498	(3,922)	4,953
Statement of comprehensive income continued

First half 2017	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Profit (loss) for the year	57	1,593	2,053	(2,055)	1,648
Other comprehensive income	—	578	1,697	—	2,275
Equity-accounted other comprehensive income of subsidiaries	—	1,664	—	(1,664)	—
Total comprehensive income	57	3,835	3,750	(3,719)	3,923
Attributable to
BP shareholders	57	3,835	3,662	(3,719)	3,835
Non-controlling interests	—	—	88	—	88
	57	3,835	3,750	(3,719)	3,923

Disclosure of Condensed Balance Sheet
Balance sheet

At 30 June 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	4,577	—	119,813	—	124,390
Goodwill	—	—	11,319	—	11,319
Intangible assets	588	—	17,220	—	17,808
Investments in joint ventures	—	—	8,293	—	8,293
Investments in associates	—	2	17,833	—	17,835
Other investments	—	—	1,284	—	1,284
Subsidiaries - equity-accounted basis	—	165,566	—	(165,566)	—
Fixed assets	5,165	165,568	175,762	(165,566)	180,929
Loans	—	—	34,393	(33,888)	505
Trade and other receivables	—	2,433	1,472	(2,433)	1,472
Derivative financial instruments	—	—	4,633	—	4,633
Prepayments	—	—	1,134	—	1,134
Deferred tax assets	—	—	3,908	—	3,908
Defined benefit pension plan surpluses	—	5,708	646	—	6,354
	5,165	173,709	221,948	(201,887)	198,935
Current assets
Loans	—	—	298	—	298
Inventories	354	—	20,650	—	21,004
Trade and other receivables	2,600	294	37,130	(14,894)	25,130
Derivative financial instruments	—	—	3,614	—	3,614
Prepayments	49	—	1,228	—	1,277
Current tax receivable	—	—	783	—	783
Other investments	—	—	106	—	106
Cash and cash equivalents	—	15	22,170	—	22,185
	3,003	309	85,979	(14,894)	74,397
Assets classified as held for sale (Note 3)	2,138	—	156	—	2,294
	5,141	309	86,135	(14,894)	76,691
Total assets	10,306	174,018	308,083	(216,781)	275,626
Current liabilities
Trade and other payables	544	12,117	48,868	(14,894)	46,635
Derivative financial instruments	—	—	3,643	—	3,643
Accruals	77	59	3,605	—	3,741
Finance debt	—	—	10,625	—	10,625
Current tax payable	77	48	2,158	—	2,283
Provisions	1	—	2,312	—	2,313
	699	12,224	71,211	(14,894)	69,240
Liabilities directly associated with assets classified as held for sale (Note 3)	291	—	—	—	291
	990	12,224	71,211	(14,894)	69,531
Non-current liabilities
Other payables	1	33,888	16,128	(36,321)	13,696
Derivative financial instruments	—	—	5,126	—	5,126
Accruals	—	—	599	—	599
Finance debt	—	—	49,733	—	49,733
Deferred tax liabilities	861	1,337	6,630	—	8,828
Provisions	733	—	17,050	—	17,783
Defined benefit pension plan and other post-retirement benefit plan deficits	—	198	8,362	—	8,560
	1,595	35,423	103,628	(36,321)	104,325
Total liabilities	2,585	47,647	174,839	(51,215)	173,856
Net assets	7,721	126,371	133,244	(165,566)	101,770
Equity
BP shareholders’ equity	7,721	126,371	131,295	(165,566)	99,821
Non-controlling interests	—	—	1,949	—	1,949
	7,721	126,371	133,244	(165,566)	101,770
Balance sheet continued

At 31 December 2017	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	Eliminations and reclassifications	BP group
Non-current assets
Property, plant and equipment	6,973	—	122,498	—	129,471
Goodwill	—	—	11,551	—	11,551
Intangible assets	585	—	17,770	—	18,355
Investments in joint ventures	—	—	7,994	—	7,994
Investments in associates	—	2	16,989	—	16,991
Other investments	—	—	1,245	—	1,245
Subsidiaries - equity-accounted basis	—	161,840	—	(161,840)	—
Fixed assets	7,558	161,842	178,047	(161,840)	185,607
Loans	1	—	34,701	(34,056)	646
Trade and other receivables	—	2,623	1,434	(2,623)	1,434
Derivative financial instruments	—	—	4,110	—	4,110
Prepayments	—	—	1,112	—	1,112
Deferred tax assets	—	—	4,469	—	4,469
Defined benefit pension plan surpluses	—	3,838	331	—	4,169
	7,559	168,303	224,204	(198,519)	201,547
Current assets
Loans	—	—	190	—	190
Inventories	274	—	18,737	—	19,011
Trade and other receivables	2,206	293	32,691	(10,341)	24,849
Derivative financial instruments	—	—	3,032	—	3,032
Prepayments	2	—	1,412	—	1,414
Current tax receivable	—	—	761	—	761
Other investments	—	—	125	—	125
Cash and cash equivalents	—	10	25,576	—	25,586
	2,482	303	82,524	(10,341)	74,968
Total assets	10,041	168,606	306,728	(208,860)	276,515
Current liabilities
Trade and other payables	673	7,843	46,034	(10,341)	44,209
Derivative financial instruments	—	—	2,808	—	2,808
Accruals	115	60	4,785	—	4,960
Finance debt	—	—	7,739	—	7,739
Current tax payable	—	—	1,686	—	1,686
Provisions	1	—	3,323	—	3,324
	789	7,903	66,375	(10,341)	64,726
Non-current liabilities
Other payables	—	34,104	16,464	(36,679)	13,889
Derivative financial instruments	—	—	3,761	—	3,761
Accruals	—	—	505	—	505
Finance debt	—	—	55,491	—	55,491
Deferred tax liabilities	838	1,337	5,807	—	7,982
Provisions	1,222	—	19,398	—	20,620
Defined benefit pension plan and other post-retirement benefit plan deficits	—	221	8,916	—	9,137
	2,060	35,662	110,342	(36,679)	111,385
Total liabilities	2,849	43,565	176,717	(47,020)	176,111
Net assets	7,192	125,041	130,011	(161,840)	100,404
Equity
BP shareholders’ equity	7,192	125,041	128,098	(161,840)	98,491
Non-controlling interests	—	—	1,913	—	1,913
	7,192	125,041	130,011	(161,840)	100,404

Disclosure of Condensed Cash Flow Statement
Cash flow statement

First half 2018	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	BP group
Net cash provided by operating activities	171	3,543	6,238	9,952
Net cash provided by (used in) investing activities	(171)	—	(7,267)	(7,438)
Net cash provided by (used in) financing activities	—	(3,538)	(2,197)	(5,735)
Currency translation differences relating to cash and cash equivalents	—	—	(169)	(169)
Increase (decrease) in cash and cash equivalents	—	5	(3,395)	(3,390)
Cash and cash equivalents at beginning of year(a)	—	10	25,565	25,575
Cash and cash equivalents at end of year	—	15	22,170	22,185

First half 2017	Issuer	Guarantor
$ million	BP Exploration (Alaska) Inc.	BP p.l.c.	Other subsidiaries	BP group
Net cash provided by operating activities	177	2,799	4,028	7,004
Net cash provided by (used in) investing activities	(177)	—	(7,633)	(7,810)
Net cash provided by (used in) financing activities	—	(2,849)	3,072	223
Currency translation differences relating to cash and cash equivalents	—	—	369	369
Increase (decrease) in cash and cash equivalents	—	(50)	(164)	(214)
Cash and cash equivalents at beginning of year	—	50	23,434	23,484
Cash and cash equivalents at end of year	—	—	23,270	23,270

(a)	See Note 1 for further information.